BALANCES WITH RELATED PARTIES (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) shares	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Interest expense				$ 40	$ 90
Europe [Member]
Debt Instrument [Line Items]
Bank guarantee Amount							€ 2,000	$ 2,380
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt conversion, amount converted	$ 800
Debt conversion, shares issued | shares	2,000,000
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Note payable to related party, principal amount				$ 1,246					$ 1,200
Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date				Jun. 30, 2020
Percent of interest in subsidiary securing arrangement	26.00%			26.00%
Debt conversion, option to convert						$ 2,611
Debt conversion, shares issued | shares						3,480,968
Repayments of convertible loans		$ 30,000
Revised maximum borrowing capacity	$ 3,000			$ 2,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				7.00%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate				3.00%
Majority Shareholder [Member] | Convertible Note Payable [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, price per share | $ / shares			$ 0.40
Debt conversion, option to convert			$ 2,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | All other conversion rights for balance of debt [Member]
Debt Instrument [Line Items]
Debt conversion, price per share | $ / shares			$ 0.75			$ 0.75
Debt conversion, option to convert			$ 2,611
Majority Shareholder [Member] | Convertible Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 37,000
Debt conversion, price per share | $ / shares					$ 1.50
Majority Shareholder [Member] | Convertible Note Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion, price per share | $ / shares					$ 0.75
Commercial bank [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Bank guarantee Amount							€ 2,000	$ 2,380
Payment against bank guarantee				$ 2,200